Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 7,847	¥ 3,731
Fair value collateral received that can be sold or repledged	15,275	15,251
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 13,504	¥ 13,538